Investment Securities (Schedule Of Current Investment Securities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity securities - current, at cost less impairments	$ 150.4	$ 0.3
Unrealized gains on equity securities	17.5	0.1
Unrealized losses on equity securities		(0.1)
Total investment securities - current	$ 167.9	$ 0.3